Issued capital and reserves & Shareholders of Global Blue (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of Issued Capital And Reserves [Abstract]
Disclosure of share capital
Number of shares authorized and issued

Number of shares authorized and issued	Six months ended September 30
	2024				2023
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance at April 1	210,317,792	17,684,377	22,023,529	250,025,698	201,226,883	17,684,377	21,176,470	240,087,730
Issuance of share capital by Global Blue Group Holding A.G.	—	—	1,101,176	1,101,176	—	—	847,059	847,059
Closing balance as of September 30	210,317,792	17,684,377	23,124,705	251,126,874	201,226,883	17,684,377	22,023,529	240,934,789

Number of shares authorized and issued	Three months ended September 30
	2024				2023
	Ordinary shares	Preference shares A	Preference shares B	Total	Ordinary shares	Preference shares A	Preference shares B	Total
Opening balance as of July 1	210,317,792	17,684,377	22,023,529	250,025,698	201,226,883	17,684,377	21,176,470	240,087,730
Issuance of share capital by Global Blue Group Holding A.G.	—	—	1,101,176	1,101,176	—	—	847,059	847,059
Closing balance as of September 30	210,317,792	17,684,377	23,124,705	251,126,874	201,226,883	17,684,377	22,023,529	240,934,789

	Shareholders of Global Blue Group Holding AG
	as of September 30, 2024
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliate~~s~~ (1)	91,230,811	11,970,487	103,201,298	42.9%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.7%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	23,124,705	32,411,674	13.5%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,138,075	616,223	8,754,298	3.6%	516,317
Other Shareholders	22,890,947	158,294	23,049,241	9.6%	20,969,283
Total excl. instruments held by the Group	199,871,325	40,808,846	240,680,171	100.0%	30,735,950
Treasury shares	10,446,467	236	10,446,703		—
Total incl. instruments held by the Group	210,317,792	40,809,082	251,126,874		30,735,950

	Shareholders of Global Blue Group Holding AG
	as of March 31, 2024
	Ordinary shares	Preference shares	Total	Ownership (3)	Warrants
Silver Lake and Affiliates (1)	91,230,811	11,970,487	103,201,298	43.1%	6,548,415
Partners Group and Affiliates (2)	37,642,705	4,939,137	42,581,842	17.8%	2,701,935
CK Opportunities Wolverine Sarl	9,286,969	22,023,529	31,310,498	13.1%	—
Tencent Mobility Limited	18,181,818	—	18,181,818	7.6%	—
Ant Group	12,500,000	—	12,500,000	5.2%	—
GB Directors, Executive Management & Other Employees	8,721,599	774,517	9,496,116	4.0%	516,317
Other Shareholders	22,010,799	—	22,010,799	9.2%	20,969,283
Total excl. instruments held by the Group	199,574,701	39,707,670	239,282,371	100.0%	30,735,950
Treasury shares	10,743,091	236	10,743,327		—
Total incl. instruments held by the Group	210,317,792	39,707,906	250,025,698		30,735,950

(1) - Corresponds to SL Globetrotter L.P.
(2) - Corresponds to Global Blue Holding LP (which is controlled by Silver Lake) and shares directly held by Partners Group
(3) - Excludes treasury shares